Revenue and Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Contract Assets
Contract assets, beginning balance	$ 13,861	$ 0	$ 30,800	$ 30,800	$ 47,664
Amortization of deferred costs	(1,607)	(1,293)	(22,736)	(27,043)	(39,936)
Additions to deferred costs	432	5,436	7,365	10,104	23,072
Fresh start accounting revaluation	(12,686)
Total	(13,861)	4,143	(15,371)	(16,939)	(16,864)
Contract assets, ending balance	0	4,143	15,429	13,861	30,800
Contract Liabilities
Contract liabilities, beginning balance	(59,886)	(8,287)	(65,055)	(65,055)	(80,753)
Additions to deferred costs		0
Amortization of deferred revenue	4,142	5,962	46,523	57,915	65,312
Additions to deferred revenue	(25,479)	(15,166)	(41,515)	(52,746)	(49,614)
Fresh start accounting revaluation	72,936
Total	51,599	(9,204)	5,008	5,169	15,698
Contract liabilities, ending balance	$ (8,287)	$ (17,491)	$ (60,047)	$ (59,886)	$ (65,055)